S000013931 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	230 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	13.87%	14.79%
MSCI KLD 400 Social Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.23%	14.06%	14.89%
iShares ESG MSCI KLD 400 ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.93%	13.80%	14.54%
Performance Inception Date				Nov. 14, 2006
iShares ESG MSCI KLD 400 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.65%	13.48%	14.18%
iShares ESG MSCI KLD 400 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	11.01%	12.17%